Earnings Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Earnings Per Share [Abstract]
Net income	$ 764	$ 986
Deduct: dividends on Preferred Shares	0	(7)
Net income attributable to common shareholders	$ 764	$ 979
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share	499,000,000	504,000,000
Effect of dilutive securities	2,000,000	1,000,000
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share	501,000,000	505,000,000
Basic earnings per share	$ 1.53	$ 1.94
Diluted earnings per share	$ 1.52	$ 1.94
Antidilutive securities (in shares)	0	174,031